Reserves - Disclosure of Long Term Investment Revaluation Reserve (Detail) - USD ($) $ in Thousands		3 Months Ended				6 Months Ended
		Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Disclosure Of Long Term Investment Revaluation Reserve [line items]
Unrealized gain (loss) on LTIs		$ 36,575		$ 16,982		$ 60,386		$ 11,416
Reallocate reserve to retained earnings upon disposal of LTIs				35,768				35,768
LTI revaluation reserve (net of tax) [member]
Disclosure Of Long Term Investment Revaluation Reserve [line items]
Long-term investment revaluation reserve at beginning of period		(71,913)	$ (95,723)	(76,570)	$ (71,004)	(95,723)	$ (91,166)	(71,004)
Unrealized gain (loss) on LTIs	[1]	36,575	23,810	16,982	(5,566)		(7,619)
Reallocate reserve to retained earnings upon disposal of LTIs	[1]			(31,578)			3,062
Long-term investment revaluation reserve at end of period		(35,338)	(71,913)	(91,166)	(76,570)	(35,338)	(95,723)	(91,166)
Change in Fair Value [Member] | LTI revaluation reserve (net of tax) [member]
Disclosure Of Long Term Investment Revaluation Reserve [line items]
Long-term investment revaluation reserve at beginning of period		(69,516)	(95,676)	(73,569)	(68,099)	(95,676)	(91,028)	(68,099)
Unrealized gain (loss) on LTIs	[1]	40,520	26,160	18,309	(5,470)		(8,191)
Reallocate reserve to retained earnings upon disposal of LTIs	[1]			(35,768)			3,543
Long-term investment revaluation reserve at end of period		(28,996)	(69,516)	(91,028)	(73,569)	(28,996)	(95,676)	(91,028)
Deferred Tax Recovery Expense [member] | LTI revaluation reserve (net of tax) [member]
Disclosure Of Long Term Investment Revaluation Reserve [line items]
Long-term investment revaluation reserve at beginning of period		(2,397)	(47)	(3,001)	(2,905)	(47)	(138)	(2,905)
Unrealized gain (loss) on LTIs	[1]	(3,945)	(2,350)	(1,327)	(96)		572
Reallocate reserve to retained earnings upon disposal of LTIs	[1]			4,190			(481)
Long-term investment revaluation reserve at end of period		$ (6,342)	$ (2,397)	$ (138)	$ (3,001)	$ (6,342)	$ (47)	$ (138)

[1]	LTIs refers to long-term investments in common shares held.